J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return U.S. Small Cap Equity ETF

Prospectus dated November 14, 2016, as supplemented

JPMorgan Diversified Alternatives ETF

Prospectus dated March 1, 2017

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Currency Hedged ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Currency Hedged ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

Prospectus dated March 1, 2017

JPMorgan Global Bond Opportunities ETF

Prospectus dated March 17, 2017

JPMorgan Ultra-Short Income ETF

Prospectus dated May 11, 2017

JPMorgan Disciplined High Yield ETF

Prospectus dated July 1, 2017

Supplement dated July 18, 2017

to the Prospectuses as dated above, as supplemented

Effective October 1, 2017, the Funds’ distributor will become JPMorgan Distribution Services, Inc., replacing SEI Investments Distribution Co. As a result of this action, as of October 1, 2017, all references to SEI Investments Distribution Co. will be replaced with JPMorgan Distribution Services, Inc. The Distributor’s principal address is 1111 Polaris Parkway, Columbus, OH 43240.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-ETF-717

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return U.S. Small Cap Equity ETF

Statement of Additional Information dated November 14, 2016, as supplemented

JPMorgan Diversified Alternatives ETF

Statement of Additional Information dated March 1, 2017

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Currency Hedged ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Currency Hedged ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

Statement of Additional Information dated March 1, 2017

JPMorgan Global Bond Opportunities ETF

Statement of Additional Information dated March 17, 2017

JPMorgan Ultra-Short Income ETF

Statement of Additional Information dated May 11, 2017

JPMorgan Disciplined High Yield ETF

Statement of Additional Information dated July 1, 2017

Supplement dated July 18, 2017

to the Statements of Additional Information as dated above, as supplemented

Effective October 1, 2017, the Funds’ distributor will become JPMorgan Distribution Services, Inc., replacing SEI Investments Distribution Co. The Distributor is an affiliate of the Adviser and JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”) and is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. The Distributor’s principal address is 1111 Polaris Parkway, Columbus, OH 43240. In addition, the Funds’ Accounting Agent will become JPMorgan Chase Bank, N.A., replacing SEI Investments Global Funds Services.

As a result of these actions, as of October 1, 2017, the Statements of Additional Information are amended as follows:

1.	All references to SEI Investments Distribution Co. will be replaced with JPMorgan Distribution Services, Inc. (JPMDS).

2.	The following is added as the first sentence in the section titled “Fund Accounting Agent” in Part I of each Statement of Additional Information noted above:

Effective October 1, 2017, JPMorgan Chase Bank serves as the Fund Accounting Agent. Prior to October 1, 2017, SEI Investments Global Funds Services served as the Fund Accounting Agent.

3.	The following replaces the last paragraph in the section titled “Codes of Ethics” in Part II of each Statement of Additional Information noted above:

JPMDS’s code of ethics requires that all employees of JPMDS must: (i) place the interest of the accounts which are managed by affiliates of JPMDS first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their positions. JPMDS’s code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund subject to the policies and restrictions in such code of ethics.

SUP-SAI-ETF-717

4.	The following replaces the last two sentences of the second paragraph in the section titled “Administrator” in Part II of each Statement of Additional Information noted above:

Effective October 1, 2017, JPMorgan Chase Bank serves as the Funds’ sub-administrator. Prior to October 1, 2017, SEI Investments Global Funds Services serves as the Funds’ sub-administrator. JPMIM pays the sub-administrator a fee for its services as the Funds’ sub-administrator.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE